UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Climate Change Fund

	Shares	Value ($)
Common Stocks 97.0%
Australia 1.8%
Incitec Pivot Ltd. (Cost $494,244)	152,520	686,547
Brazil 0.6%
Sao Martinho SA (Cost $155,266)	17,500	241,601
Canada 5.1%
Canadian Solar, Inc.* (a)	36,300	527,439
Sino-Forest Corp.* (b)	16,000	357,532
Viterra, Inc.	85,160	1,043,079

(Cost $1,473,457)		1,928,050
China 6.8%
Hanwha SolarOne Co., Ltd. (ADR)*	29,600	253,080
JinkoSolar Holding Co., Ltd. (ADR)* (a)	12,450	350,841
LDK Solar Co., Ltd. (ADR)* (a)	23,863	313,082
Renesola Ltd. (ADR)* (a)	16,100	177,905
Suntech Power Holdings Co., Ltd. (ADR)* (a)	29,300	278,350
Tri-Tech Holding, Inc.* (a)	37,900	477,161
Trina Solar Ltd. (ADR)* (a)	14,798	408,425
Yingli Green Energy Holding Co., Ltd. (ADR)* (a)	27,354	315,665

(Cost $2,467,913)		2,574,509
Denmark 1.5%
Vestas Wind Systems AS* (Cost $757,382)	15,967	549,755
France 5.2%
Saft Groupe SA	18,063	691,478
Suez Environnement Co.	30,600	663,014
Veolia Environnement	19,050	627,243

(Cost $1,752,724)		1,981,735
Germany 13.4%
Centrotherm Photovoltaics AG*	17,770	799,411
Elster Group SE (ADR)* (a)	12,650	201,767
K+S AG	7,798	601,930
SGL Carbon SE*	16,895	629,920
Siemens AG (Registered)	5,680	764,801
SMA Solar Technology AG	3,770	400,717
Solarworld AG	46,509	559,187
Wacker Chemie AG	6,195	1,142,719

(Cost $4,292,600)		5,100,452
Hong Kong 1.6%
China Everbright International Ltd. (b)	592,000	280,270
Coslight Technology International Group Ltd.	128,440	74,081
Tianneng Power International Ltd.	576,973	244,249

(Cost $748,681)		598,600
Netherlands 3.5%
CNH Global NV*	17,480	846,906
Koninklijke Boskalis Westminster NV	8,477	440,692
Wavin NV*	4,056	57,697

(Cost $851,469)		1,345,295
Spain 3.6%
Abengoa SA	33,700	945,617
Gamesa Corp. Tecnologica SA*	48,072	423,676

(Cost $1,202,846)		1,369,293
Switzerland 2.9%
ABB Ltd. (Registered)*	19,600	480,268
Bucher Industries AG (Registered)	2,850	618,367

(Cost $771,080)		1,098,635
Taiwan 0.2%
SemiLEDs Corp.* (a) (Cost $90,100)	5,300	82,945
United Kingdom 0.9%
SIG PLC* (Cost $331,123)	160,427	338,124
United States 49.9%
A123 Systems, Inc.* (a)	81,800	775,464
AGCO Corp.*	8,958	490,719
American Superconductor Corp.* (a)	18,933	502,103
Archer-Daniels-Midland Co.	8,250	306,735
Calgon Carbon Corp.*	40,241	564,984
Capstone Turbine Corp.* (a)	235,555	358,044
Clean Energy Fuels Corp.*	51,190	718,708
Comverge, Inc.* (a)	39,346	200,271
Deltic Timber Corp.	11,200	680,624
Energy Recovery, Inc.* (a)	57,790	195,908
EnerNOC, Inc.* (a)	35,050	675,764
EnerSys*	17,050	605,275
First Solar, Inc.* (a)	1,458	214,895
Flow International Corp.*	73,100	291,669
FMC Corp.	3,000	232,320
Franklin Electric Co., Inc.	5,700	242,250
General Electric Co.	48,000	1,004,160
Hain Celestial Group, Inc.*	27,840	830,189
Headwaters, Inc.*	157,250	797,257
Intrepid Potash, Inc.* (a)	20,000	772,000
Johnson Controls, Inc. (a)	26,000	1,060,800
Lindsay Corp. (a)	7,100	501,331
Maxwell Technologies, Inc.* (a)	18,470	334,492
Mueller Water Products, Inc. "A"	192,020	779,601
MYR Group, Inc.*	26,420	596,035
Nalco Holding Co.	7,150	182,826
Pall Corp.	5,650	307,134
Pentair, Inc.	5,690	210,985
Plum Creek Timber Co., Inc. (REIT) (a)	12,438	521,898
Power Integrations, Inc.	13,535	539,234
Power-One, Inc.* (a)	25,200	207,396
Primo Water Corp.* (a)	7,683	98,189
Quanta Services, Inc.*	30,520	696,161
Rockwood Holdings, Inc.*	6,250	290,938
Tetra Tech, Inc.*	16,613	390,405
Titan International, Inc.	13,300	319,466
Veeco Instruments, Inc.* (a)	14,500	689,910
Weyerhaeuser Co. (REIT)	30,755	750,730

(Cost $16,589,457)		18,936,870

Total Common Stocks (Cost $31,978,342)		36,832,411
Participatory Notes 1.8%
India
Mahindra & Mahindra Ltd. (issuer Merrill Lynch International & Co.), Expiration Date 5/3/2011*	28,570	388,644
McLeod Russel India Ltd. (issuer Merrill Lynch International & Co.), Expiration Date 3/10/2015*	63,200	293,696

Total Participatory Notes (Cost $635,068)		682,340
Securities Lending Collateral 26.7%
Daily Assets Fund Institutional, 0.23% (c) (d) (Cost $10,152,835)	10,152,835	10,152,835
Cash Equivalents 1.9%
Central Cash Management Fund, 0.17% (c) (Cost $705,946)	705,946	705,946

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $43,472,191) †	127.4	48,373,532
Other Assets and Liabilities, Net	(27.4)	(10,416,254)

Net Assets	100.0	37,957,278

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $45,648,775. At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $2,724,757. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,756,591 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,031,834.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2011 amounted to $9,684,575 which is 25.5% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in China.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
As of February 28, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	5,788,292	USD	7,850,000	3/7/2011	(133,295)	Brown Brothers Harriman & Co.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

At February 28, 2011 the DWS Climate Change Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Participatory Notes
Industrials	16,010,045	42.7%
Information Technology	6,855,012	18.3%
Materials	6,309,677	16.8%
Consumer Staples	2,887,570	7.7%
Utilities	1,767,418	4.7%
Consumer Discretionary	1,693,693	4.5%
Financials	1,272,628	3.4%
Energy	718,708	1.9%
Total	37,514,751	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$686,547	$—	$686,547
Brazil	241,601	—	—	241,601
Canada	1,928,050	—	—	1,928,050
China	2,574,509	—	—	2,574,509
Denmark	—	549,755	—	549,755
France	—	1,981,735	—	1,981,735
Germany	201,767	4,898,685	—	5,100,452
Hong Kong	—	598,600	—	598,600
Netherlands	846,906	498,389	—	1,345,295
Spain	—	1,369,293	—	1,369,293
Switzerland	—	1,098,635	—	1,098,635
Taiwan	82,945	—	—	82,945
United Kingdom	—	338,124	—	338,124
United States	18,936,870	—	—	18,936,870
Participatory Notes	—	682,340	—	682,340
Short-Term Investments(e)	10,858,781	—	—	10,858,781
Total	$35,671,429	$12,702,103	$—	$48,373,532
Liabilities
Derivatives(f)	$—	$(133,295)	$—	$(133,295)
Total	$—	$(133,295)	$—	$(133,295)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(133,295)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011